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                      NATIONWIDE FAMILY OF FUNDS
                            NATIONWIDE MID CAP GROWTH FUND
                            NATIONWIDE GROWTH FUND
                            NATIONWIDE FUND
                            NATIONWIDE BOND FUND
                            NATIONWIDE TAX-FREE FUND
                            NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND NATIONWIDE MONEY MARKET FUND

                   Prospectus Supplement dated April 26, 2000
                        to Prospectus dated March 1, 2000


The disclosure on page 31 of the above noted prospectus is hereby amended to reflect that:

Effective April 10, 2000, Aaron Harris began managing the Nationwide Mid Cap Growth Fund. Mr. Harris joined Villanova Mutual Fund Capital Trust ("Villanova Capital") in April 2000. Prior to joining Villanova Capital, Mr. Harris was a Portfolio Manager, managing portions of several portfolios, for Nicholas-Applegate Capital Management.

Effective March 20, 2000, Christopher Baggini became the portfolio manager for the Nationwide Growth Fund. Mr. Baggini is also the Portfolio Manager of the Capital Appreciation Fund of the Nationwide Separate Account Trust. Mr. Baggini joined Villanova Mutual Fund Capital Trust ("Villanova Capital") in March 2000. Prior to joining Villanova Capital, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.